Client Name:
Client Project Name:	BRAVO 2025-NQM5
Start - End Dates:	6/3/2024 - 10/25/2024
Deal Loan Count:	3

Loan Level Tape Compare Upload

Loans in Report:	3
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
271304	XXXXXX	Borrower 1 Total Income	XXXXXX	XXXXXX
271304	XXXXXX	Cash Reserves	XXXXXX	XXXXXX
271304	XXXXXX	Combined LTV	XXXXXX	XXXXXX
271304	XXXXXX	Months Reserves	10.00	11.24
271304	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
349869	XXXXXX	Borrower 1 Total Income	XXXXXX	XXXXXX
349869	XXXXXX	Cash Reserves	XXXXXX	XXXXXX
349869	XXXXXX	Combined LTV	XXXXXX	XXXXXX
349869	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
349869	XXXXXX	Total Monthly Income	XXXXXX	XXXXXX
428248	XXXXXX	Original Appraised Value	XXXXXX	XXXXXX
428248	XXXXXX	Origination Date	XXXXXX	XXXXXX

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